SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
NOTE 13 - SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has five operating segments as defined by ASC 280, including Sino-foreign Jointly Managed Academic Programs, textbooks and course material sales, Overseas Study Consulting Services, Technological Consulting Services for Smart Campus Solutions and Tailored Job Readiness Training Services.

Substantially all of the Company’s revenues for the years ended December 31, 2020, 2019 and 2018 were generated from the PRC. As of December 31, 2020 and 2019, a majority of the long-lived assets of the Company are located in the PRC, and therefore, no geographical segments are presented.

The following table presents summary information by segment for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the year ended December 31, 2020
	Joint education programs	Textbook Sales	Overseas study consulting	Technological consulting for “smart campus” solutions	Tailored job readiness services	Total
Revenue	$2,772,679	$48,976	$129,485	$1,995,559	$76,400	$5,023,099
Cost of revenue	594,035	9,333	85,733	1,403,029	64,903	2,157,033
Gross profit	2,178,644	39,643	43,752	592,530	11,497	2,866,066

Operating expenses	788,978	13,936	36,846	567,846	21,740	1,429,346
Income (Loss) from operation	1,389,666	25,707	6,906	24,684	(10,243)	1,436,720

Depreciation and amortization	8,771	155	410	6,313	242	15,891
Capital expenditure	11,719	207	547	8,434	323	21,230

Total assets	7,051,018	124,548	329,285	5,074,775	194,288	12,773,914
Total liabilities	$625,392	$11,047	$29,206	$450,108	$17,232	$1,132,985

	For the year ended December 31, 2019
	Joint education programs	Textbook Sales	Overseas study consulting	Technological consulting for “smart campus” solutions	Total
Revenue	$2,484,194	$13,150	$525,878	$2,232,588	$5,255,810
Cost of revenue	1,508,356	11,499	264,695	1,576,144	3,360,694
Gross profit	975,838	1,651	261,183	656,444	1,895,116

Operating expenses	700,850	3,730	140,765	531,111	1,376,456
Income (Loss) from operation	274,988	(2,079)	120,418	125,333	518,660

Depreciation and amortization	18,505	64	4,404	17,065	40,038
Capital expenditure	-	304	760	16,674	17,738

Total assets	3,239,183	17,146	685,702	2,911,109	6,853,140
Total liabilities	$790,833	$4,186	$167,411	$710,735	$1,673,165

	For the year ended December 31, 2018
	Joint education programs	Textbook sales	Overseas study consulting	Technological consulting for “smart campus” solutions	Total
Revenue	$2,410,781	$29,717	$547,521	$1,820,974	$4,808,993
Cost of revenue	1,155,854	19,687	64,321	1,462,435	2,702,297
Gross profit	1,254,927	10,030	483,200	358,539	2,106,696

Operating expenses	661,642	2,765	383,688	235,465	1,283,560
Income from operation	593,285	7,265	99,512	123,074	823,136

Depreciation and amortization	22,733	-	5,443	17,171	45,347
Capital expenditure	41,867	-	10,024	31,624	83,515

Total assets	2,991,601	-	716,310	2,259,694	5,967,605
Total liabilities	$358,949	$-	$85,947	$271,130	$716,026